FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906






September 2, 2004


Filed Via EDGAR (CIK #0000912291)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      FRANKLIN REAL ESTATE SECURITIES TRUST
                  File Nos. 033-69048 and 811-08034

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 26, 2004.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:  Bruce G. Leto, Esq.